Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
U.S. Tech Independence Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
Boeing Co. (The)
(a)
.................. 6,126 $ 1,144,459
Lockheed Martin Corp. ............... 1,536 698,327
Mercury Systems, Inc.
(a)
.............. 1,704 61,310
1,904,096
Automobile Components — 0.0%
Aptiv plc
(a)
........................ 530 46,216
Automobiles — 0.0%
Rivian Automotive, Inc., Class A
(a)
........ 1,144 18,556
Broadline Retail — 6.5%
Amazon.com, Inc.
(a)
................. 69,978 9,313,372
Coupang, Inc., Class A
(a)
.............. 4,645 78,965
eBay, Inc. ........................ 4,285 168,101
9,560,438
Building Products — 0.1%
Fortune Brands Innovations, Inc. ........ 1,685 94,023
Capital Markets — 3.4%
Blackstone, Inc., Class A .............. 1,870 172,695
CBOE Global Markets, Inc. ............ 651 106,692
CME Group, Inc., Class A ............. 2,105 449,333
Coinbase Global, Inc., Class A
(a)(b)
........ 3,574 275,627
FactSet Research Systems, Inc. ......... 241 104,086
Intercontinental Exchange, Inc. ......... 20,201 2,170,395
LPL Financial Holdings, Inc. ............ 393 88,236
Moody's Corp. ..................... 1,420 437,360
MSCI, Inc. ....................... 380 179,189
Nasdaq, Inc. ...................... 2,168 107,533
S&P Global, Inc. ................... 2,873 1,003,568
5,094,714
Commercial Services & Supplies — 0.2%
Rollins, Inc. ....................... 875 32,909
Tetra Tech, Inc. .................... 2,154 325,060
357,969
Communications Equipment — 5.3%
Arista Networks, Inc.
(a)
............... 2,476 496,116
Cisco Systems, Inc. ................. 89,004 4,639,779
Juniper Networks, Inc. ............... 3,194 85,982
Motorola Solutions, Inc. .............. 9,554 2,660,407
7,882,284
Construction & Engineering — 0.0%
Ameresco, Inc., Class A
(a)
............. 2,841 74,292
Containers & Packaging — 0.0%
Sealed Air Corp. ................... 1,819 56,007
Electrical Equipment — 0.3%
Rockwell Automation, Inc. ............. 512 134,558
Vertiv Holdings Co., Class A ........... 6,525 256,237
390,795
Electronic Equipment, Instruments & Components — 1.3%
CDW Corp. ....................... 6,251 1,252,700
Corning, Inc. ...................... 1,448 38,749
Insight Enterprises, Inc.
(a)(b)
............ 1,238 177,405
Keysight Technologies, Inc.
(a)
........... 2,264 276,321
Teledyne Technologies, Inc.
(a)
........... 234 87,654
Trimble, Inc.
(a)
..................... 2,844 134,038
1,966,867
Security
Shares
Shares Value
Energy Equipment & Services — 0.2%
Schlumberger NV .................. 4,256 $ 236,889
Entertainment — 0.2%
Electronic Arts, Inc. ................. 1,457 180,362
ROBLOX Corp., Class A
(a)
............. 1,419 45,138
225,500
Financial Services — 3.5%
Block, Inc., Class A
(a)
................ 3,058 123,085
Fidelity National Information Services, Inc. .. 7,372 362,039
Fiserv, Inc.
(a)
...................... 11,719 1,333,036
FleetCor Technologies, Inc.
(a)
........... 1,814 408,458
Global Payments, Inc. ............... 2,882 306,126
Jack Henry & Associates, Inc. .......... 1,642 231,506
Mastercard, Inc., Class A .............. 3,574 1,345,075
PayPal Holdings, Inc.
(a)
............... 5,146 266,563
Toast, Inc., Class A
(a)
................ 672 10,745
Visa, Inc., Class A .................. 3,423 804,747
5,191,380
Ground Transportation — 0.2%
Uber Technologies, Inc.
(a)
............. 6,371 275,737
Health Care Equipment & Supplies — 0.0%
Align Technology, Inc.
(a)
............... 11 2,030
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A
(a)
......... 949 182,882
Hotels, Restaurants & Leisure — 0.5%
(a)
Airbnb, Inc., Class A
(b)
................ 1,521 179,919
Booking Holdings, Inc. ............... 114 318,010
DoorDash, Inc., Class A .............. 2,390 179,130
677,059
Household Products — 0.0%
Colgate-Palmolive Co. ............... 863 64,829
Insurance — 0.4%
Aon plc, Class A ................... 582 180,071
Marsh & McLennan Cos., Inc. .......... 2,086 395,610
575,681
Interactive Media & Services — 6.2%
(a)
Alphabet, Inc., Class A ............... 26,298 3,263,056
Alphabet, Inc., Class C, NVS ........... 22,208 2,782,662
Meta Platforms, Inc., Class A ........... 8,680 2,615,024
Pinterest, Inc., Class A ............... 2,656 79,361
Snap, Inc., Class A, NVS .............. 36,629 366,656
ZoomInfo Technologies, Inc. ........... 3,581 46,410
9,153,169
IT Services — 11.6%
Accenture plc, Class A ............... 35,314 10,491,436
Akamai Technologies, Inc.
(a)
............ 3,139 324,353
Cloudflare, Inc., Class A
(a)
............. 10,788 611,572
Cognizant Technology Solutions Corp., Class A 3,878 250,015
DigitalOcean Holdings, Inc.
(a)
........... 2,406 49,227
DXC Technology Co.
(a)
............... 4,036 81,406
Gartner, Inc.
(a)
..................... 2,278 756,387
International Business Machines Corp. .... 20,909 3,024,278
MongoDB, Inc., Class A
(a)
............. 923 318,057
Okta, Inc., Class A
(a)
................. 811 54,669
Snowflake, Inc., Class A
(a)
............. 3,579 519,420
Twilio, Inc., Class A
(a)
................ 1,136 58,231
VeriSign, Inc.
(a)
.................... 2,824 563,840
17,102,891

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Tech Independence Focused ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. ............. 1,336 $ 138,102
Illumina, Inc.
(a)
..................... 704 77,032
IQVIA Holdings, Inc.
(a)
................ 1,245 225,133
440,267
Machinery — 0.7%
Fortive Corp. ...................... 99 6,463
Parker-Hannifin Corp. ................ 2,798 1,032,210
Xylem, Inc. ....................... 377 35,264
1,073,937
Media — 0.5%
Interpublic Group of Cos., Inc. (The) ...... 6,873 195,193
Omnicom Group, Inc. ................ 2,885 216,116
Trade Desk, Inc. (The), Class A
(a)
........ 3,600 255,456
666,765
Professional Services — 2.7%
ASGN, Inc.
(a)
...................... 1,715 143,134
Automatic Data Processing, Inc. ......... 4,606 1,005,121
Booz Allen Hamilton Holding Corp. ....... 2,594 311,098
Broadridge Financial Solutions, Inc. ...... 653 111,428
CACI International, Inc., Class A
(a)
....... 610 198,104
Ceridian HCM Holding, Inc.
(a)
........... 1,751 112,082
Equifax, Inc. ...................... 1,832 310,652
FTI Consulting, Inc.
(a)
................ 491 104,220
Genpact Ltd. ...................... 2,685 90,055
Jacobs Solutions, Inc. ................ 830 110,639
Leidos Holdings, Inc. ................ 925 91,686
Maximus, Inc. ..................... 1,167 87,198
Paychex, Inc. ..................... 2,626 291,617
Paycom Software, Inc. ............... 690 169,029
Paylocity Holding Corp.
(a)
............. 461 82,703
Science Applications International Corp. ... 817 89,249
SS&C Technologies Holdings, Inc. ....... 1,654 83,114
TransUnion ....................... 3,442 151,035
Verisk Analytics, Inc. ................. 2,139 486,323
4,028,487
Real Estate Management & Development — 0.3%
CoStar Group, Inc.
(a)
................. 5,773 423,796
Semiconductors & Semiconductor Equipment — 17.9%
Advanced Micro Devices, Inc.
(a)
......... 9,910 976,135
Applied Materials, Inc. ............... 1,616 213,878
Broadcom, Inc. .................... 13,463 11,327,364
Enphase Energy, Inc.
(a)
............... 637 50,692
Intel Corp. ....................... 48,548 1,772,002
KLA Corp. ........................ 514 241,426
Lam Research Corp. ................ 424 249,405
Marvell Technology, Inc. .............. 26,596 1,255,863
Microchip Technology, Inc. ............. 6,681 476,289
Micron Technology, Inc. ............... 4,023 269,018
Monolithic Power Systems, Inc. ......... 275 121,479
NVIDIA Corp. ..................... 19,425 7,921,515
NXP Semiconductors NV ............. 1,086 187,259
ON Semiconductor Corp.
(a)
............ 1,496 93,709
Qorvo, Inc.
(a)
...................... 2,956 258,414
QUALCOMM, Inc. .................. 3,590 391,274
Silicon Laboratories, Inc.
(a)
............. 1,123 103,518
Teradyne, Inc. ..................... 1,882 156,714
Texas Instruments, Inc. ............... 2,878 408,705
26,474,659
Software — 30.3%
Adobe, Inc.
(a)
...................... 4,432 2,358,090
ANSYS, Inc.
(a)
..................... 2,292 637,772
Security
Shares
Shares Value
Software (continued)
Appian Corp., Class A
(a)
.............. 2,093 $ 82,590
Autodesk, Inc.
(a)
.................... 937 185,179
Bentley Systems, Inc., Class B .......... 6,790 330,266
BILL Holdings, Inc.
(a)
................. 984 89,829
Cadence Design Systems, Inc.
(a)
........ 4,148 994,898
Confluent, Inc., Class A
(a)(b)
............ 7,143 206,504
Crowdstrike Holdings, Inc., Class A
(a)
...... 2,137 377,757
Datadog, Inc., Class A
(a)
.............. 2,444 199,113
DocuSign, Inc.
(a)
................... 1,893 73,600
Fair Isaac Corp.
(a)
................... 143 120,959
Fortinet, Inc.
(a)
..................... 4,547 259,952
HubSpot, Inc.
(a)
.................... 409 173,322
Intuit, Inc. ........................ 2,576 1,274,991
Microsoft Corp. .................... 52,246 17,664,895
MicroStrategy, Inc., Class A
(a)(b)
.......... 146 61,815
Oracle Corp. ...................... 57,349 5,929,887
Palantir Technologies, Inc., Class A
(a)
..... 19,257 285,004
Palo Alto Networks, Inc.
(a)
............. 3,872 940,973
Qualys, Inc.
(a)
..................... 2,280 348,726
Roper Technologies, Inc. .............. 351 171,488
Salesforce, Inc.
(a)
................... 41,238 8,281,827
ServiceNow, Inc.
(a)
.................. 2,955 1,719,367
Smartsheet, Inc., Class A
(a)
............ 458 18,109
Splunk, Inc.
(a)
..................... 1,162 171,000
Synopsys, Inc.
(a)
................... 702 329,547
Tyler Technologies, Inc.
(a)
............. 1,998 745,054
Unity Software, Inc.
(a)
................ 2,283 57,920
VMware, Inc., Class A
(a)(b)
............. 1,377 200,560
Workday, Inc., Class A
(a)
.............. 1,421 300,840
Zoom Video Communications, Inc., Class A
(a)
1,968 118,041
Zscaler, Inc.
(a)
..................... 774 122,826
44,832,701
Specialized REITs — 1.0%
Digital Realty Trust, Inc. .............. 900 111,924
Equinix, Inc. ...................... 1,636 1,193,691
Iron Mountain, Inc. .................. 3,138 185,362
1,490,977
Specialty Retail — 0.1%
Best Buy Co., Inc. .................. 1,489 99,495
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc. ....................... 27,783 4,744,503
Dell Technologies, Inc., Class C ......... 6,963 465,894
Hewlett Packard Enterprise Co. ......... 23,065 354,740
HP, Inc. ......................... 9,490 249,872
NetApp, Inc. ...................... 2,513 182,896
Pure Storage, Inc., Class A
(a)
........... 2,916 98,590
Super Micro Computer, Inc.
(a)
........... 368 88,125
6,184,620
Total Long-Term Investments — 99.3%
(Cost: $127,626,131) ............................. 146,850,008

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Tech Independence Focused ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 503,973 $ 504,174
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 994,029 994,029
Total Short-Term Securities — 1.0%
(Cost: $1,498,026) .............................. 1,498,203
Total Investments — 100.3%
(Cost: $129,124,157 ) ............................. 148,348,211
Liabilities in Excess of Other Assets — (0.3)% ............ (464,336)
Net Assets — 100.0% ..............................
$ 147,883,875
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ............... $ 955,490 $ — $ (451,668)
(a)
$ 254 $ 98 $ 504,174 503,973 $ 1,054
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 870,651 123,378
(a)
— — — 994,029 994,029 12,747 —
$ 254 $ 98 $ 1,498,203 $ 13,801 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Tech Independence Focused ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 146,850,008 $ — $ — $ 146,850,008
Short-Term Securities
Money Market Funds ...................................... 1,498,203 — — 1,498,203
$ 148,348,211 $ — $ — $ 148,348,211
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares